Document and Entity Information	Mar. 14, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 14, 2024
Entity Registrant Name	Cannabist Co Holdings Inc.
Entity Incorporation State Country Code	A1
Entity File Number	000-56294
Entity Tax Identification Number	98-1488978
Entity Address Address Line 1	680 Fifth Ave.
Entity Address Address Line 2	24th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	634-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001776738
Amendment Flag	false